CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Ops) (Details) - USD ($)	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 206,364,000	$ 207,473,000	$ 152,055,000	$ 145,481,000	$ 144,946,000	$ 150,571,000	$ 140,456,000	$ 146,101,000	$ 149,065,000	$ 146,822,000	$ 413,837,000	$ 295,517,000	$ 593,053,000	$ 582,444,000	$ 584,486,000
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	127,222,000	127,023,000			109,375,000	113,238,000					254,245,000	222,614,000	440,071,000	439,794,000	436,059,000
Operating expenses	26,847,000	15,841,000			21,261,000	20,039,000					42,688,000	41,299,000	95,452,000	76,562,000	75,806,000
Research and Development	4,470,000	5,436,000									9,906,000		804,000	0	0
Depreciation	10,717,000	10,377,000			1,919,000	1,927,000					21,094,000	3,846,000	8,745,000	7,350,000	6,843,000
Amortization	20,772,000	20,655,000			2,769,000	2,354,000					41,427,000	5,123,000	14,199,000	9,588,000	9,796,000
Total costs and expenses	190,028,000	179,332,000			135,324,000	137,558,000					369,360,000	272,882,000	559,271,000	533,294,000	528,504,000
Operating income	16,336,000	28,141,000	376,000	10,771,000	9,622,000	13,013,000	11,196,000	11,420,000	13,633,000	12,901,000	44,477,000	22,635,000	33,782,000	49,150,000	55,982,000
Other expenses
Interest expense, net of interest income	24,958,000	25,655,000			2,083,000	1,546,000					50,613,000	3,629,000	10,756,000	10,265,000	15,519,000
Loss on extinguishment of debt	12,977,000	0									12,977,000		2,725,000
Total other expenses	37,935,000	25,655,000			2,083,000	1,546,000					63,590,000	3,629,000	13,481,000	10,265,000	15,519,000
(Loss) income from operations before tax	(21,599,000)	2,486,000			7,539,000	11,467,000					(19,113,000)	19,006,000	20,301,000	38,885,000	40,463,000
Income tax provision	(8,858,000)	2,017,000			2,815,000	3,978,000					(6,841,000)	6,793,000	8,161,000	14,487,000	14,774,000
Net (loss) income	(12,741,000)	469,000	$ (5,749,000)	$ 5,676,000	4,724,000	7,489,000	$ 5,704,000	$ 5,782,000	$ 6,776,000	$ 6,136,000	(12,272,000)	12,213,000	12,140,000	24,398,000	25,689,000
Foreign currency translation	811,000	(873,000)			381,000	1,000					(62,000)	382,000	(1,258,000)	269,000	218,000
Comprehensive (loss) income	(11,930,000)	(404,000)			5,105,000	7,490,000					(12,334,000)	12,595,000	10,882,000	24,667,000	25,907,000
Reportable Legal Entities | Parent
Other expenses
Equity income from subsidiaries	12,741,000	(469,000)			(4,724,000)	(7,489,000)					12,272,000	(12,213,000)	(12,140,000)	(24,398,000)	(25,689,000)
Total other expenses	12,741,000	(469,000)			(4,724,000)	(7,489,000)					12,272,000	(12,213,000)	(12,140,000)	(24,398,000)	(25,689,000)
(Loss) income from operations before tax	(12,741,000)	469,000			4,724,000	7,489,000					(12,272,000)	12,213,000	12,140,000	24,398,000	25,689,000
Net (loss) income	(12,741,000)	469,000			4,724,000	7,489,000					(12,272,000)	12,213,000	12,140,000	24,398,000	25,689,000
Foreign currency translation	811,000	(873,000)			381,000	1,000					(62,000)	382,000	(1,258,000)	269,000	218,000
Comprehensive (loss) income	(11,930,000)	404,000			5,105,000	7,490,000					(12,334,000)	12,595,000	12,140,000	24,667,000	25,907,000
Reportable Legal Entities | Subsidiary Issuer
Condensed Income Statements, Captions [Line Items]
Revenues	139,818,000	141,410,000			134,198,000	140,321,000					281,228,000	274,519,000	542,206,000	541,002,000	556,376,000
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	110,659,000	110,589,000			104,918,000	111,338,000					221,248,000	216,257,000	422,544,000	424,129,000	426,183,000
Operating expenses	18,809,000	4,191,000			20,000,000	18,747,000					23,000,000	38,746,000	88,087,000	71,623,000	72,551,000
Depreciation	1,787,000	1,774,000			1,870,000	1,883,000					3,561,000	3,753,000	7,428,000	7,186,000	6,617,000
Amortization	2,193,000	2,215,000			2,644,000	2,230,000					4,408,000	4,874,000	11,180,000	9,217,000	9,543,000
Total costs and expenses	133,448,000	118,769,000			129,432,000	134,198,000					252,217,000	263,630,000	529,239,000	512,155,000	514,894,000
Operating income	6,370,000	22,641,000			4,766,000	6,123,000					29,011,000	10,889,000	12,967,000	28,847,000	41,482,000
Other expenses
Interest expense, net of interest income	1,834,000	2,778,000			1,990,000	2,034,000					4,612,000	4,024,000	7,675,000	10,342,000	15,591,000
Equity income from subsidiaries	(3,665,000)	(3,047,000)			(3,343,000)	(5,082,000)					(6,712,000)	(8,425,000)	(15,218,000)	(13,596,000)	(9,546,000)
Loss on extinguishment of debt	12,977,000										12,977,000		2,523,000
Total other expenses	11,146,000	(269,000)			(1,353,000)	(3,048,000)					10,877,000	(4,401,000)	(5,020,000)	(3,254,000)	6,045,000
(Loss) income from operations before tax	(4,776,000)	22,910,000			6,119,000	9,171,000					18,134,000	15,290,000	17,987,000	32,101,000	35,437,000
Income tax provision	(3,684,000)	8,706,000			1,187,000	1,682,000					5,022,000	2,869,000	2,801,000	7,703,000	9,748,000
Net (loss) income	1,092,000	14,204,000			4,932,000	7,489,000					13,112,000	12,421,000	15,186,000	24,398,000	25,689,000
Comprehensive (loss) income	1,092,000	14,204,000			4,932,000	7,489,000					19,112,000	12,421,000	15,186,000	24,398,000	25,689,000
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	62,440,000	62,369,000			7,044,000	6,866,000					124,809,000	13,910,000	35,689,000	28,277,000	18,623,000
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	14,375,000	14,371,000			2,243,000	2,043,000					28,746,000	4,286,000	10,864,000	7,905,000	3,376,000
Operating expenses	7,736,000	11,359,000			778,000	819,000					19,095,000	1,597,000	5,719,000	3,445,000	1,880,000
Research and Development	4,470,000	5,436,000									9,906,000		804,000
Depreciation	8,880,000	8,542,000			1,000	1,000					17,422,000	2,000	1,134,000	1,000	5,000
Amortization	17,964,000	17,771,000									35,735,000		2,454,000
Total costs and expenses	53,425,000	57,479,000			3,022,000	2,863,000					110,904,000	5,885,000	20,975,000	11,351,000	5,261,000
Operating income	9,015,000	4,890,000			4,022,000	2,602,000					13,905,000	8,025,000	14,714,000	16,926,000	13,362,000
Other expenses
Interest expense, net of interest income	23,036,000	22,787,000									45,823,000		3,290,000
Loss on extinguishment of debt													202,000
Total other expenses	23,036,000	22,787,000									45,823,000		3,492,000
(Loss) income from operations before tax	(14,021,000)	(17,897,000)			4,022,000	2,602,000					(31,918,000)	8,025,000	11,222,000	16,926,000	13,362,000
Income tax provision	(5,502,000)	(6,942,000)			1,413,000	1,401,000					(12,444,000)	2,814,000	3,784,000	5,924,000	4,677,000
Net (loss) income	(8,519,000)	(10,955,000)			2,609,000	2,602,000					(19,474,000)	5,211,000	7,438,000	11,002,000	8,685,000
Comprehensive (loss) income	(8,519,000)	(10,955,000)			2,609,000	4,003,000					(19,474,000)	5,211,000	7,438,000	11,002,000	8,685,000
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	4,256,000	3,830,000			3,898,000	3,553,000					8,086,000	7,451,000	15,891,000	13,838,000	10,001,000
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	2,188,000	2,063,000			2,214,000	(143,000)					4,251,000	2,071,000	6,663,000	7,760,000	6,500,000
Operating expenses	452,000	427,000			677,000	642,000					879,000	1,319,000	5,560,000	2,167,000	1,889,000
Depreciation	50,000	61,000			48,000	43,000					111,000	91,000	183,000	163,000	221,000
Amortization	615,000	669,000			125,000	124,000					1,284,000	249,000	565,000	371,000	253,000
Total costs and expenses	3,305,000	3,220,000			3,064,000	666,000					6,525,000	3,730,000	9,790,000	10,461,000	8,863,000
Operating income	951,000	610,000			834,000	2,887,000					1,561,000	3,721,000	6,101,000	3,377,000	1,138,000
Other expenses
Interest expense, net of interest income	88,000	90,000			93,000	(488,000)					178,000	(395,000)	(209,000)	(77,000)	(72,000)
Total other expenses	88,000	90,000			93,000	(488,000)					178,000	(395,000)	(209,000)	(77,000)	(72,000)
(Loss) income from operations before tax	863,000	520,000			741,000	3,375,000					1,383,000	4,116,000	6,310,000	3,454,000	1,210,000
Income tax provision	328,000	253,000			215,000	895,000					581,000	1,110,000	1,576,000	860,000	349,000
Net (loss) income	535,000	267,000			526,000	2,480,000					802,000	3,006,000	4,734,000	2,594,000	861,000
Foreign currency translation	811,000	(873,000)			381,000	1,000					(62,000)	382,000	(1,258,000)	269,000	218,000
Comprehensive (loss) income	1,346,000	(606,000)			907,000	2,481,000					740,000	3,388,000	3,476,000	2,863,000	1,079,000
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	(150,000)	(136,000)			(194,000)	(169,000)					(286,000)	(363,000)	(733,000)	(673,000)	(514,000)
Costs and expenses
Operating expenses	(150,000)	(136,000)			(194,000)	(169,000)					(286,000)	(363,000)	(733,000)	(673,000)	(514,000)
Total costs and expenses	(150,000)	(136,000)			(194,000)	(169,000)					(286,000)	(363,000)	(733,000)	(673,000)	(514,000)
Other expenses
Equity income from subsidiaries	(9,076,000)	3,516,000			8,067,000	12,571,000					(5,560,000)	20,638,000	27,358,000	37,994,000	35,235,000
Total other expenses	(9,076,000)	3,516,000			8,067,000	12,571,000					(5,560,000)	20,638,000	27,358,000	37,994,000	35,235,000
(Loss) income from operations before tax	9,076,000	(3,516,000)			(8,067,000)	(12,571,000)					5,560,000	(20,638,000)	(27,358,000)	(37,994,000)	(35,235,000)
Net (loss) income	9,076,000	(3,516,000)			(8,067,000)	(12,571,000)					5,560,000	(20,638,000)	(27,358,000)	(37,994,000)	(35,235,000)
Foreign currency translation	(811,000)	873,000			(381,000)	(1,000)					62,000	(382,000)	1,258,000	(269,000)	(218,000)
Comprehensive (loss) income	$ 8,265,000	$ (2,643,000)			$ (8,448,000)	$ (12,572,000)					$ 5,622,000	$ (21,020,000)	$ (26,100,000)	$ (38,263,000)	$ (35,453,000)